Fees Summary	Jul. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 143,971,237.50
Previously Paid Amount	0.00
Total Fee Amount	19,882.43
Total Offset Amount	0.00
Net Fee	$ 19,882.43
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A